Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 171,373	$ 163,030
Work in process	83,258	60,128
Finished goods	627,338	610,569
Health care supplies	154,840	133,769
Inventories	1,036,809	967,496
Epo Disclosures [Abstract]
EPO Inventories	47,654	32,987
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	2,598,132	2,164,532	2,414,214
Unrecorded Unconditional Purchase Obligation, Due within Two Years	532,974	374,083	407,889
Unrecorded Unconditional Purchase Obligation, Description	The Company has a decreased purchase obligation of 242,658 due to the renegotiation of certain supply contracts in 2011.
Unrecorded Unconditional Purchase Obligation Change In Purchase Obligation	$ 242,658